ASSET DECOMMISSIONING OBLIGATION	3 Months Ended
Mar. 31, 2022
ASSET DECOMMISSIONING OBLIGATION
ASSET DECOMMISSIONING OBLIGATION

NOTE 27 – ASSET DECOMMISSIONING OBLIGATION

The Company recognizes obligations for the decommissioning of thermonuclear plants of its subsidiary Eletronuclear, by following a series of activities required by CNEN. This allows for the safe decommissioning of, and minimal environmental impact resulting from, these nuclear facilities following the end of their operational cycle. The amounts corresponding to total asset retirement liabilities adjusted to present value both refer to Angra 1, with license validity until December 31, 2024 (in November 2019, CNEN was requested to extend Angra 1’s useful life from 40 to 60 years), and Angra 2, with license validity until August 31, 2040. The provision was estimated at current prices and based on the projected cash flow using the discount rate of 7.57% per annum.

The amount corresponding to the decommissioning liability adjusted to the present value, as of March 31, 2022, is R$ 3,328,015 (R$ 3,268,301 as of December 31, 2021).